Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	001-33666
Entity Registrant Name	Archrock, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-3204509
Entity Address, Address Line One	9807 Katy Freeway
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	836-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	AROC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001389050
Amendment Flag	false